Shareholders' Equity (Stock Options Granted in 2017 and 2020) (Narrative) (Details) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 14, 2023	Jun. 18, 2025	Jun. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options				$ 15.01	$ 16.42	$ 35.12
Share Option Plan 2013 [Member] | 35.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	137,911
Exercise price of options	$ 35.12
Expiration date	Jul. 01, 2031
Closing price to determine expiration date	$ 17.56
Share Option Plan 2013 [Member] | 16.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			410,714
Exercise price of options			$ 16.42
Expiration date			Jun. 18, 2032
Share Option Plan 2013 [Member] | 15.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		311,001
Exercise price of options		$ 15.01
Expiration date		Jun. 18, 2033